Consolidated Balance Sheets - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Current assets
Total Current assets
TOTAL ASSETS
Accounts payable and accrued expenses		890
Current liabilities
Accounts payable and accrued expenses		890
TOTAL LIABILITIES		890
COMMITMENTS AND CONTINGENCIES (Note 6)
STOCKHOLDERS’ DEFICIT
Stock subscription receivable		(100)
Ordinary shares value
Additional paid-in capital		100
Accumulated deficit		(890)
TOTAL SHAREHOLDERS’ DEFICIT		(890)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT
COLOMBIER ACQUISITION CORP. II
Current assets
Cash		905,040	$ 1,292,907
Prepaid insurance		198,520	222,270
Prepaid expenses		142,033	22,816
Total Current assets		1,245,593	1,537,993
Long term prepaid insurance			197,912
Marketable securities held in Trust Account		177,634,717	170,856,457
TOTAL ASSETS		178,880,310	172,592,362
Accrued expenses		734,555	119,357
Accrued offering costs			85,716
Total Current liabilities		734,555	205,073
Current liabilities
Accrued expenses		734,555	119,357
Accrued offering costs			85,716
Total Current liabilities		734,555	205,073
Deferred underwriting fee payable		5,950,000	5,950,000
TOTAL LIABILITIES		6,684,555	6,155,073
COMMITMENTS AND CONTINGENCIES (Note 6)
STOCKHOLDERS’ DEFICIT
Class A Ordinary Shares subject to possible redemption, 17,000,000 shares at redemption value of $10.45 and $10.00 per share at December 31, 2024 and 2023, respectively		177,634,717	170,000,000
Preferred shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding at December 31, 2024 and 2023
Additional paid-in capital
Accumulated deficit		(5,439,387)	(3,563,136)
TOTAL SHAREHOLDERS’ DEFICIT		(5,438,962)	(3,562,711)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT		178,880,310	172,592,362
COLOMBIER ACQUISITION CORP. II | Class A Ordinary Shares
STOCKHOLDERS’ DEFICIT
Ordinary shares value
COLOMBIER ACQUISITION CORP. II | Class B Ordinary Shares
STOCKHOLDERS’ DEFICIT
Ordinary shares value	[1]	$ 425	$ 425

[1]	On November 20, 2023, the Company effectuated a share capitalization in the form of a share dividend of approximately 0.15384615 fully paid Class B Ordinary Shares for each Class B Ordinary Share in issue, resulting in the Sponsor holding an aggregate of 4,312,500 Class B Ordinary Shares. On November 24, 2023, as a result of the underwriters’ election to partially exercise their over-allotment option, 62,500 Founder Shares were forfeited resulting in the Sponsor holding 4,250,000 Founder Shares (see Note 5).